Stock-Based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Stock-Based Compensation Plans
Effect on net income	$ 19,962	$ 16,480	$ 13,667
Cost of revenues
Stock-Based Compensation Plans
Effect on net income	1,407	1,128	940
Sales and marketing
Stock-Based Compensation Plans
Effect on net income	6,440	5,197	2,468
Research and development
Stock-Based Compensation Plans
Effect on net income	2,744	2,138	1,788
General and administrative
Stock-Based Compensation Plans
Effect on net income	$ 9,371	$ 8,017	$ 8,471